STOCKHOLDERS EQUITY (Details Narrative) (Angels of Mercy, Inc., USD $)	Dec. 31, 2012
Angels of Mercy, Inc.
Common stock, par value	$ 1.00
Common stock, shares authorized	1,000
Common stock, shares issued	1,000
Common stock, shares outstanding	1,000